Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 19, 2013
Registrant Name	dei_EntityRegistrantName	MADISON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001040612
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Apr. 19, 2013
Madison Mid Cap Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.40%
5 Years	rr_AverageAnnualReturnYear05	2.81%
10 Years	rr_AverageAnnualReturnYear10	8.22%
Madison Mid Cap Fund | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.77%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	7.41%
Madison Mid Cap Fund | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.84%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	7.00%
Madison Mid Cap Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.54%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.41%
Madison Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Performance Availability Phone	rr_PerformanceAvailabilityPhone	1-800-877-6089
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.madisonfunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares (Returns do not reflect sales charges and would be lower if they did.)
Annual Return 2003	rr_AnnualReturn2003	28.21%
Annual Return 2004	rr_AnnualReturn2004	18.60%
Annual Return 2005	rr_AnnualReturn2005	0.30%
Annual Return 2006	rr_AnnualReturn2006	16.03%
Annual Return 2007	rr_AnnualReturn2007	8.38%
Annual Return 2008	rr_AnnualReturn2008	(36.74%)
Annual Return 2009	rr_AnnualReturn2009	24.20%
Annual Return 2010	rr_AnnualReturn2010	20.85%
Annual Return 2011	rr_AnnualReturn2011	4.84%
Annual Return 2012	rr_AnnualReturn2012	15.40%
Bar Chart Closing	rr_BarChartClosingTextBlock
Best Calendar Quarter:	2Q 2009	16.88%
Worst Calendar Quarter:	4Q2008	-21.72%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Calendar Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Calendar Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.72%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares.  After-tax returns for Class B shares will vary.

Financial Highlights.  Because the Class A and B shares of the Madison Mid Cap Fund are deemed, for accounting purposes, to be new share classes, the financial highlights for the Class A and B shares of the Madison Mid Cap Fund, beginning on page 74 of the Prospectus under the heading “Financial Highlights,” are hereby deleted in their entirety.

Madison Mid Cap Fund | Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.28%
5 Years	rr_AverageAnnualReturnYear05	3.57%
10 Years	rr_AverageAnnualReturnYear10	10.65%